UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lansdowne Partners Limited Partnership

Address:  15 Davies Street
          London W1K 3AG
          England

13F File Number: 028-11089

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

By:       Lansdowne Partners Limited
          as general partner
Name:     Paul M. Ruddock
Title:    Director
Phone:    44-20-7290-5500


Signature, Place and Date of Signing:

/s/ Paul M. Ruddock               London, England            August 13, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


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Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


List of Other Managers Reporting for this Manager:


NONE



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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       6

Form 13F Information Table Entry Total:  74

Form 13F Information Table Value Total: $3,566,804

                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1.            028-11977             Lansdowne Macro Fund Ltd.
2.            028-11976             Lansdowne Global Financials Fund Ltd.
3.            028-11978             Lansdowne UK Equity Fund Ltd.
4.            028-11979             Lansdowne European Equity Fund Ltd.
5.            028-12718             Lansdowne Global Financials Fund L.P.
6.            028-13403             Lansdowne European Long Only Fund Ltd.

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                                                    FORM 13F INFORMATION TABLE
                                                           June 30, 2009


COLUMN 1                           COLUMN  2      COLUMN 3   COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8

                                                             VALUE      SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS      CUSIP    (X$1000)    PRN AMT  PRN CALL DISCRETION  MNGRS    SOLE     SHARED  NONE
ALLIANCEBERNSTEIN HOLDING LP   UNIT LTD PARTN    01881G106    11,952     594,906 SH        DEFINED      4       594,906
ALLIANCEBERNSTEIN HOLDING LP   UNIT LTD PARTN    01881G106    10,826     538,862 SH        DEFINED      6       538,862
ALLIANCEBERNSTEIN HOLDING LP   UNIT LTD PARTN    01881G106     7,389     367,832 SH        SOLE                 367,832
BANCO BRADESCO S A             SP ADR PFD NEW    059460303    27,898   1,888,848 SH        DEFINED      2     1,888,848
BANCO BRADESCO S A             SP ADR PFD NEW    059460303     6,664     451,152 SH        DEFINED      5       451,152
BANK OF AMERICA CORPORATION    COM               060505104    74,971   5,679,635 SH        DEFINED      2     5,679,635
BANK OF AMERICA CORPORATION    COM               060505104    17,859   1,352,948 SH        DEFINED      5     1,352,948
BANK OF NEW YORK MELLON CORP   COM               064058100    24,960     851,596 SH        DEFINED      2       851,596
BANK OF NEW YORK MELLON CORP   COM               064058100     5,962     203,404 SH        DEFINED      5       203,404
COCA COLA CO                   COM               191216100   474,486   9,887,185 SH        DEFINED      3     9,887,185
COCA COLA CO                   COM               191216100   101,590   2,116,892 SH        SOLE               2,116,892
COLGATE PALMOLIVE CO           COM               194162103   294,691   4,165,829 SH        DEFINED      3     4,165,829
COLGATE PALMOLIVE CO           COM               194162103    62,609     885,060 SH        SOLE                 885,060
CONSOL ENERGY INC              COM               20854P109    22,991     676,988 SH        DEFINED      4       676,988
CONSOL ENERGY INC              COM               20854P109    19,765     582,007 SH        DEFINED      6       582,007
CONSOL ENERGY INC              COM               20854P109    12,108     356,541 SH        SOLE                 356,541
FORD MTR CO DEL                COM PAR $0.01     345370860       801     131,910 SH        DEFINED      3       131,910
FORD MTR CO DEL                COM PAR $0.01     345370860       110      18,090 SH        SOLE                  18,090
GLG PARTNERS INC               COM               37929X107    63,906  15,624,837 SH        DEFINED      3    15,624,837
GLG PARTNERS INC               COM               37929X107    17,229   4,212,552 SH        SOLE               4,212,552
GOL LINHAS AEREAS INTLG S A    SP ADR REP PFD    38045R107       499      87,940 SH        DEFINED      3        87,940
GOL LINHAS AEREAS INTLG S A    SP ADR REP PFD    38045R107        68      12,060 SH        SOLE                  12,060
GOLDMAN SACHS GROUP INC        COM               38141G104   400,320   2,715,140 SH        DEFINED      3     2,715,140
GOLDMAN SACHS GROUP INC        COM               38141G104    81,991     556,095 SH        DEFINED      2       556,095
GOLDMAN SACHS GROUP INC        COM               38141G104    84,787     575,058 SH        SOLE                 575,058
GOLDMAN SACHS GROUP INC        COM               38141G104    19,529     132,453 SH        DEFINED      5       132,453
INTERNATIONAL BUSINESS MACHS   COM               459200101   261,934   2,508,463 SH        DEFINED      3     2,508,463
INTERNATIONAL BUSINESS MACHS   COM               459200101    50,115     479,937 SH        SOLE                 479,937
ITAU UNIBANCO HOLDING MULTIPL  SPONS ADR         465562106    27,907   1,762,925 SH        DEFINED      2     1,762,925
ITAU UNIBANCO HOLDING MULTIPL  SPONS ADR         465562106     6,666     421,075 SH        DEFINED      5       421,075
JPMORGAN CHASE & CO            COM               46625H100   473,849  13,891,796 SH        DEFINED      3    13,891,796
JPMORGAN CHASE & CO            COM               46625H100   110,270   3,232,788 SH        DEFINED      2     3,232,788
JPMORGAN CHASE & CO            COM               46625H100    26,476     776,194 SH        DEFINED      5       776,194
JPMORGAN CHASE & CO            COM               46625H100    14,123     414,037 SH        DEFINED      4       414,037
JPMORGAN CHASE & CO            COM               46625H100     9,813     287,677 SH        DEFINED      6       287,677
JPMORGAN CHASE & CO            COM               46625H100   104,718   3,070,017 SH        SOLE               3,070,017
MINDRAY MEDICAL INTL LTD       SPON ADR          602675100     8,991     322,039 SH        DEFINED      4       322,039
MINDRAY MEDICAL INTL LTD       SPON ADR          602675100     6,253     223,959 SH        DEFINED      6       223,959
MINDRAY MEDICAL INTL LTD       SPON ADR          602675100     4,615     165,308 SH        SOLE                 165,308
MORGAN STANLEY                 COM NEW           617446448       188       6,596 SH        DEFINED      3         6,596
MORGAN STANLEY                 COM NEW           617446448        26         904 SH        SOLE                     904
PNC FINL SVCS GROUP INC        COM               693475105    31,272     805,761 SH        DEFINED      2       805,761
PNC FINL SVCS GROUP INC        COM               693475105     7,469     192,456 SH        DEFINED      5       192,456
POTASH CORP SASK INC           COM               73755L107    22,206     238,644 SH        DEFINED      4       238,644
POTASH CORP SASK INC           COM               73755L107    15,289     164,311 SH        DEFINED      6       164,311
POTASH CORP SASK INC           COM               73755L107    11,375     122,245 SH        SOLE                 122,245
PROSHARES TR                   PSHS ULTSH 20YRS  74347R297     8,708     171,023 SH        DEFINED      4       171,023
PROSHARES TR                   PSHS ULTSH 20YRS  74347R297     5,666     111,266 SH        DEFINED      6       111,266
PROSHARES TR                   PSHS ULTSH 20YRS  74347R297     4,466      87,711 SH        SOLE                  87,711
PROSHARES TR                   PSHS ULTSHT FINL  74347R628     1,838      43,970 SH        DEFINED      3        43,970
PROSHARES TR                   PSHS ULTSHT FINL  74347R628       252       6,030 SH        SOLE                   6,030
PROSHARES TR                   PSHS ULSHT 7-10Y  74347R313     4,738      83,714 SH        DEFINED      4        83,714
PROSHARES TR                   PSHS ULSHT 7-10Y  74347R313     3,292      58,163 SH        DEFINED      6        58,163
PROSHARES TR                   PSHS ULSHT 7-10Y  74347R313     2,441      43,123 SH        SOLE                  43,123
PROSHARES TR                   PSHS UL XIN CH25  74347R321     1,069      87,940 SH        DEFINED      3        87,940
PROSHARES TR                   PSHS UL XIN CH25  74347R321       147      12,060 SH        SOLE                  12,060
RENESOLA LTD                   SPOND ADS         75971T103     1,872     332,579 SH        DEFINED      4       332,579
RENESOLA LTD                   SPOND ADS         75971T103     1,669     296,426 SH        DEFINED      6       296,426
RENESOLA LTD                   SPOND ADS         75971T103     1,160     205,995 SH        SOLE                 205,995
SELECT SECTOR SPDR TR          SBI INT-FINL      81369Y605       474      39,676 SH        DEFINED      3        39,676
TESORO CORP                    COM               881609101    12,857   1,009,941 SH        DEFINED      4     1,009,941
TESORO CORP                    COM               881609101     8,962     703,974 SH        DEFINED      6       703,974
TESORO CORP                    COM               881609101     6,621     520,185 SH        SOLE                 520,185
TEVA PHARMACEUTICAL INDS LTD   ADR               881624209    11,885     240,874 SH        DEFINED      4       240,874
TEVA PHARMACEUTICAL INDS LTD   ADR               881624209     8,312     168,461 SH        DEFINED      6       168,461
TEVA PHARMACEUTICAL INDS LTD   ADR               881624209     6,122     124,065 SH        SOLE                 124,065
VIACOM INC NEW                 CL B              92553P201     4,912     216,383 SH        DEFINED      4       216,383
VIACOM INC NEW                 CL B              92553P201     3,480     153,323 SH        DEFINED      6       153,323
VIACOM INC NEW                 CL B              92553P201     2,506     110,420 SH        SOLE                 110,420
VOTORANTIM CELULOSE E PAPEL    SPONSORED ADR     92906P106    15,183   1,417,678 SH        DEFINED      4     1,417,678
VOTORANTIM CELULOSE E PAPEL    SPONSORED ADR     92906P106    10,566     986,543 SH        DEFINED      6       986,543
VOTORANTIM CELULOSE E PAPEL    SPONSORED ADR     92906P106     7,814     729,479 SH        SOLE                 729,479
WELLS FARGO & CO NEW           COM               949746101   322,120  13,277,830 SH        DEFINED      3    13,277,830
WELLS FARGO & CO NEW           COM               949746101    68,160   2,809,560 SH        SOLE               2,809,560


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